AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 28, 2014

Securities Act File No. 033-79708

Investment Company Act File No. 811-8542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      |X|

Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 51	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 53	|X|

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1616 N. LITCHFIELD ROAD, SUITE 165

GOODYEAR, ARIZONA 85395

(Address of Principal Executive Offices)(Zip Code)

(623) 266-4567

(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

 DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485.
X	On September 9, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
75 days after filing pursuant to paragraph (a)(2) of Rule 485.
on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 49 to its Registration Statement until September 9, 2014.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 49 under the Securities Act of 1933 and No. 51 under the Investment Company Act of 1940, filed on May 22, 2014, are incorporated by reference herein.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the State of Arizona on the 28th day of August, 2014.

THE SARATOGA ADVANTAGE TRUST

By: /s/BRUCE E. VENTIMIGLIA
Bruce E. Ventimiglia
President, CEO and
Chairman of the Board of Trustees

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/Bruce E. Ventimiglia Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	August 28, 2014
/s/Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer (principal financial officer & principal accounting officer)	August 28, 2014
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	August 28, 2014
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	August 28, 2014
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	August 28, 2014
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	August 28, 2014

*By:	/s/ Stuart M. Strauss
Stuart M. Strauss, Attorney-in-Fact

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